Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Debt Disclosure [Abstract]
Schedule of Debt

Long-term debt consisted of the following:

(in millions, except interest rates)	Maturity by Fiscal Year	Payable as of July 25, 2014	Payable as of April 25, 2014
4.750 percent ten-year 2005 senior notes	2016	$600	$600
2.625 percent five-year 2011 senior notes	2016	500	500
Floating rate three-year 2014 senior notes	2017	250	250
0.875 percent three-year 2014 senior notes	2017	250	250
1.375 percent five-year 2013 senior notes	2018	1,000	1,000
5.600 percent ten-year 2009 senior notes	2019	400	400
4.450 percent ten-year 2010 senior notes	2020	1,250	1,250
4.125 percent ten-year 2011 senior notes	2021	500	500
3.125 percent ten-year 2012 senior notes	2022	675	675
2.750 percent ten-year 2013 senior notes	2023	1,250	1,250
3.625 percent ten-year 2014 senior notes	2024	850	850
6.500 percent thirty-year 2009 senior notes	2039	300	300
5.550 percent thirty-year 2010 senior notes	2040	500	500
4.500 percent thirty-year 2012 senior notes	2042	400	400
4.000 percent thirty-year 2013 senior notes	2043	750	750
4.625 percent thirty-year 2014 senior notes	2044	650	650
Interest rate swaps	2016-2022	71	56
Deferred gains from interest rate swap terminations	—	15	20
Capital lease obligations	2016-2025	136	139
Discount	2017-2044	(24)	(25)

Total Long-Term Debt		$10,323	$10,315

Debt consisted of the following:

		April 25, 2014		April 26, 2013
(in millions, except interest rates)	Maturity by Fiscal Year	Payable	Effective Interest Rate	Payable	Effective Interest Rate
Short-Term Borrowings:
Commercial paper	2014	$—	—	$125	0.21%
Capital lease obligations	2014-2015	14	3.33%	14	3.30%
Bank borrowings	2014-2015	337	0.35%	221	0.57%
3.000 percent five-year 2010 senior notes	2015	1,250	3.00%	—	—
Interest rate swaps	2015	12	—	—	—
4.500 percent five-year 2009 senior notes	2014	—	—	550	4.50%

Total Short-Term Borrowings		$1,613		$910

Long-Term Debt:
3.000 percent five-year 2010 senior notes	2015	$—	—	$1,250	3.00%
4.750 percent ten-year 2005 senior notes	2016	600	4.76%	600	4.76%
2.625 percent five-year 2011 senior notes	2016	500	2.72%	500	2.72%
Floating rate three-year 2014 senior notes	2017	250	0.32%	—	—
0.875 percent three-year 2014 senior notes	2017	250	0.91%	—	—
1.375 percent five-year 2013 senior notes	2018	1,000	1.41%	1,000	1.41%
5.600 percent ten-year 2009 senior notes	2019	400	5.61%	400	5.61%
4.450 percent ten-year 2010 senior notes	2020	1,250	4.47%	1,250	4.47%
4.125 percent ten-year 2011 senior notes	2021	500	4.19%	500	4.19%
3.125 percent ten-year 2012 senior notes	2022	675	3.16%	675	3.16%
2.750 percent ten-year 2013 senior notes	2023	1,250	2.78%	1,250	2.78%
3.625 percent ten-year 2014 senior notes	2024	850	3.65%	—	—
6.500 percent thirty-year 2009 senior notes	2039	300	6.52%	300	6.52%
5.550 percent thirty-year 2010 senior notes	2040	500	5.56%	500	5.56%
4.500 percent thirty-year 2012 senior notes	2042	400	4.51%	400	4.51%
4.000 percent thirty-year 2013 senior notes	2043	750	4.12%	750	4.12%
4.625 percent thirty-year 2014 senior notes	2044	650	4.67%	—	—
Interest rate swaps	2015-2022	56	—	181	—
Deferred gains from interest rate swap terminations, net	—	20	—	50	—
Capital lease obligations	2015-2025	139	3.62%	152	3.59%
Bank borrowings	2015	—	—	3	5.00%
Discount	2017-2044	(25)	—	(20)	—

Total Long-Term Debt		$10,315		$9,741

Schedule of Convertible Debt, Interest Information

The following table provides interest expense amounts related to the Senior Convertible Notes.

	Fiscal Year
(in millions)	2013	2012
Interest cost related to contractual interest coupon	$35	$36
Interest cost related to amortization of the discount	90	87

Schedule of Maturities of Long-term Debt

Contractual maturities of debt for the next five fiscal years and thereafter, excluding the debt discount, the fair value of outstanding interest rate swap agreements, and the remaining deferred gains from terminated interest rate swap agreements are as follows:

(in millions) Fiscal Year
2015	$1,601
2016	1,112
2017	531
2018	1,018
2019	419
Thereafter	7,184

Total debt	11,865
Less: Current portion of debt	1,601

Long-term portion of debt	$10,264